Note 23 Liabilities Under Insurance Contracts And Reinsurance Contracts Issued (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued		€ 10,865	€ 9,951	€ 10,606
Mathematical reserves member [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued		9,495	8,731	9,247
Individual life insurance [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	[1]	7,265	6,268	6,731
Group insurance [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	[2]	2,230	2,463	2,517
Provision for upaid claims reported member [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued		706	672	641
Provisions for unexpired risks and other provisions [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued		€ 664	€ 548	€ 718

[1]	(*) Provides coverage in the event of death, disability and / or serious illness.
[2]	(**) The insurance policies purchased by employers (other than BBVA Group) on behalf of its employees.